Subsequent Events - Additional Information (Details) - USD ($)	Jan. 21, 2024	Jan. 11, 2024
Subsequent Event [Line Items]
Percentage of gross amount payable to sponsor raised from investors		4.00%
Underwriter [Member]
Subsequent Event [Line Items]
Underwriter fee waived off	$ 4,290,000
Stock shares issued during the period for services shares	600,000
Subsequent Event [Member] | Common Class A [Member] | Advisor [Member]
Subsequent Event [Line Items]
Number of shares issuable on acquisition		200,000